Note 12 - Subordinated Debentures (Trust Preferred Securities) (Details) - USD ($)		12 Months Ended
	Nov. 17, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subordinated Borrowings [Abstract]
Interest Paid	$ 1,069,695	$ 6,536,994	$ 7,898,543	$ 7,111,361